Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	Getty Images Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41453
Entity Tax Identification Number	87-3764229
Entity Address, Address Line One	605 5th Ave S. Suite 400
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	925-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GETY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001898496